Non-Controlling Interest (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of subsidiaries [line items]
Schedule of change in non-controlling interests
	July 31, 2021	July 31, 2020
Balance, Beginning of year	$3,379	$-
Non-controlling interest acquired on business combination	(1,340)	-
Partnership contributions	81	3,379
Share of comprehensive loss for the period	(133)	-
Balance, End of year	$1,987	$3,379

Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Schedule of information relating to subsidiary
	July 31, 2021	July 31, 2020
Current assets	$-	$-
Non-current assets	8,651	7,455
Current liabilities	-	-
Non-current liabilities	-	-
Non-controlling interest (%)	40%	40%
Non-controlling interest	$3,460	$3,379

ZenPharm Limited
Disclosure of subsidiaries [line items]
Schedule of information relating to subsidiary
July 31, 2021
Current assets	$313
Non-current assets	141
Current liabilities	(3,233)
Non-current liabilities	-
Accumulated deficit	(133)
Non-controlling interest (%)	40%
Non-controlling interest	$(1,475)